SHAREHOLDERS' EQUITY (Details 2)	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 04, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	70.40%	86.09%	83.63%	79.61%
Risk-free interest	0.31%	0.18%	0.19%	0.16%
Expected life	1 year 8 months 12 days	1 year 4 months 2 days	1 year 4 months 2 days	1 year 29 days
Put Option [Member]
Dividend yield		0.00%	0.00%	0.00%
Put Option [Member] | Minimum [Member]
Expected volatility		73.33%	66.84%	67.00%
Risk-free interest		0.13%	0.09%	0.11%
Expected life		6 months 29 days	2 months 1 day	3 months
Put Option [Member] | Maximum [Member]
Expected volatility		86.09%	81.18%	83.00%
Risk-free interest		0.32%	0.12%	0.28%
Expected life		1 year 9 months 29 days	3 months 4 days	1 year 14 days